EXPLORATION EXPENDITURES	12 Months Ended
Jun. 30, 2017
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
EXPLORATION EXPENDITURES
10.	Exploration Expenditures

	For the year ended June 30,
	2017	2016	2015
Feasibility study and engineering	$5,797	$2,671	$5,892
Field management and other	811	940	1,791
Drilling	—	197	4,976
Metallurgical	2,209	844	4,506
Geologists and field staff	110	67	886
Total	$8,927	$4,719	$18,051